200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

STEPHEN FERRARA

stephen.ferrara@dechert.com
+1 617 728 7134 Direct
+1 617 275 8418 Fax

September 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                               The Hartford Alternative Strategies Fund (“Registrant”)

Ladies and Gentlemen:

Enclosed for filing on behalf of Registrant, a recently organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company (“Trust”), is one copy of the Trust’s initial registration statement under the 1940 Act on Form N-1A, and certain exhibits thereto, in electronic format.  At this time, the Trust is not registering its securities under the Securities Act of 1933, amended.  The Fund is also concurrently filing a Notification of Registration under the 1940 Act on Form N-8A.

No fee is required in connection with this filing.  If you have any questions relating to this filing, please do not hesitate to contact me at 617.728.7134 or John V. O’Hanlon at 617.728.7111.

Sincerely,

/s/ Stephen R. Ferrara

Stephen R. Ferrara

Attachments

cc:                                Edward P. Macdonald, Esq.

Alice A. Pellegrino, Esq.

John V. O’Hanlon, Esq.

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